CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 CNY (¥)
Cash flows from operating activities
Net income (loss) for the year	¥ 41,844	$ 6,612	¥ 17,339	¥ (31,088)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	23,470	3,709	3,363	942
Depreciation	6,537	1,033	1,755	530
Loss of disposal of property and equipment	51	8
Loss from equity in affiliates, net of taxes			116	184
Gain on disposal of equity in affiliates			(300)
Fair value change of warrants			28,473	31,766
Changes in operating assets and liabilities and other, net:
Accounts receivable	(5,463)	(863)	152	(254)
Amount due from related parties	32,944	5,206	2,569	(35,245)
Other receivables, deposits and other assets	1,567	247	(2,659)	480
Deferred tax assets	(3,034)	(479)	(530)	(488)
Rental deposits - non-current	(5,955)	(941)	(2,410)	(194)
Amounts due to related parties	(420)	(67)	420
Accrued expenses and other current liabilities	(8,288)	(1,310)	19,989	10,089
Income tax payable	7,452	1,178	4,460	2,646
Deferred revenue	5,258	831	46,742	21,641
Net cash provided by operating activities	95,963	15,164	119,479	1,009
Cash flows from investing activities
Purchases of property and equipment	(23,113)	(3,652)	(6,661)	(1,630)
Cash acquired from business combination, net			3,842
Prepayments to acquire subsidiaries	(1,300)	(205)		(800)
Purchase of long-term investment under fair value	(158,235)	(25,006)
Payment for investment in equity investee				(300)
Proceeds from sale of investment in equity investee			300
Loans to related parties	(4,550)	(719)	(8,016)	(4,185)
Collection of loans to related parties	16,751	2,647	359
Net cash used in investing activities	(170,447)	(26,935)	(10,176)	(6,915)
Cash flows from financing activities
Contribution from non-controlling shareholders of subsidiaries	3,160	499	1,335	600
Proceeds from issuance of Series A-1 convertible redeemable preferred shares			73,568
Proceeds from initial public offering, net of offering cost paid of RMB14,445	580,153	91,680
Dividends paid	(122,092)	(19,294)
Proceeds from related parties loans	390	62
Net cash provided by financing activities	461,611	72,947	74,903	600
Effect of foreign exchange rate changes on cash and cash equivalents	(34,771)	(5,493)	4,434	1,946
Net change in cash and cash equivalents	352,356	55,683	188,640	(3,360)
Cash and cash equivalents at beginning of the year	230,968	36,498	42,328	45,688
Cash and cash equivalents at end of the year	583,324	92,181	230,968	42,328
Supplemental disclosure of cash flow information:
Income taxes paid	21,987	3,475	15,790	2,680
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	145	23		¥ 138
Payables for business acquisition			¥ 1,247
Dividends payable	3,677	581
Other payable related to cost of initial public offering	¥ 1,582	$ 250